Condensed Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash	$ 857,071	$ 1,070,048
Prepaid income taxes		52,949
Prepaid expenses	83,750	97,125
Total Current Assets	940,821	1,220,122
Marketable securities held in Trust Account	284,335,009	283,581,860
Total Assets	285,275,830	284,801,982
Current liabilities
Accounts payable and accrued expenses	430,248	289,767
Income taxes payable	143,028
Total Current Liabilities	573,276	289,767
Deferred underwriting fee payable	9,800,000	9,800,000
Total Liabilities	10,373,276	10,089,767
Commitments and contingencies (Note 6)
Common stock subject to possible redemption, 26,990,255 and 26,971,221 shares at $10.00 per share at June 30, 2020 and December 31, 2019, respectively	269,902,550	269,712,210
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital	1,794,313	1,984,651
Retained earnings	3,204,890	3,014,551
Total Stockholders' Equity	5,000,004	5,000,005
Total Liabilities and Stockholders' Equity	285,275,830	284,801,982
Class A common stock
Stockholders' Equity
Common stock value	101	103
Total Stockholders' Equity	101	103
Class B common stock
Stockholders' Equity
Common stock value	700	700
Total Stockholders' Equity	$ 700	$ 700